ACCRUED EXPENSESAND OTHER CURRENT LIABILITIES	3 Months Ended
Mar. 31, 2023
Payables and Accruals [Abstract]
ACCRUED EXPENSESAND OTHER CURRENT LIABILITIES

9. ACCRUED EXPENSESAND OTHER CURRENT LIABILITIES

As of March 31, 2023 and December 31, 2022, accrued expenses, warranty and other current liabilities consisted of the following:

	March 31, 2023	December 31, 2022
Customer prepayments	$202,000	$276,000
Accrued legal contingencies	681,000	681,000
Dividends payable	1,139,000	639,000
Warranty liability, current	16,000	17,000
Other accrued liabilities	89,000	103,000
Accrued payroll and payroll taxes	239,000	255,000
Total other current liabilities	$2,366,000	$1,971,000